Valuation Accounts (Tables)	6 Months Ended
Jun. 30, 2013
Activity in Allowance Accounts Related to Accounts Receivable and Deferred Tax Assets

Activity in allowance accounts related to accounts receivable and deferred tax assets consisted of the following:

	Balance at Beginning of Year	Charged to Operations		Deductions		Balance at End of Year
Year ended December 31, 2010:
Accounts receivable allowances	$271	814	(1)	(229	)(2)	$856
Deferred tax asset valuation allowance	$244	363		—		$607
Year ended December 31, 2011:
Accounts receivable allowances	$856	990	(1)	(609	)(2)	$1,237
Deferred tax asset valuation allowance	$607	368		—		$975
Year ended December 31, 2012:
Accounts receivable allowances	$1,237	1,509	(1)	(1,859	)(2)	$887
Deferred tax asset valuation allowance	$975	1,606		—		$2,581

(1)	Amounts represent charges to general and administrative expense for increases to the allowance for doubtful accounts.

(2)	Amounts represent cash collections from customers for accounts previously reserved and write-offs of accounts receivable recorded against the allowance for doubtful accounts.